Subsidiary Preferred Shares - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2024	Mar. 31, 2024	Jun. 30, 2024
Seaport Therapeutics
Subsidiary Preferred Shares [Line Items]
Ownership interest			57.70%
Series A-2 Preferred Shares
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares	$ 100,100	$ 100,000
Proceeds from investors	68,100
Proceeds from group	$ 32,000